Asset Held for Sale	6 Months Ended
Mar. 31, 2026
Asset Held For Sale [Abstract]
ASSET HELD FOR SALE

13. ASSET HELD FOR SALE

During the six months ended March 31, 2026, management approved a plan to sell our entire equity interest in Golden Heaven Management Ltd. and its underlying assets to a third party. Accordingly, the related assets and liabilities were reclassified as held for sale in the unaudited Condensed Consolidated Balance Sheets, and as of March 31, 2026 are as follows:

March 31, 2026 (Unaudited)
Assets Held for Sale
Cash and cash equivalents	28,329
Other receivables	7,443
Amount due from related party	531,882
Other current assets	450,616
Lease receivables	116,936
Property, plant and equipment, net	12,169,182
Right of use assets	4,495,222
Other non-current assets	61,566
Total assets held for sale	17,861,176

Liabilities held for sale
Current liabilities	3,476,917
Noncurrent liabilities	4,616,768
Total liabilities held for sale	8,093,685